Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Schedule of components of prepayments and other current assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Prepayments	2,515,711	1,392,929	218,581
Inventories	1,718,410	14,196	2,228
VAT recoverable	371,958	670,541	105,222
Interest receivables	309,027	364,594	57,213
Rental and other deposits	54,773	111,139	17,440
Others	189,652	871,288	136,724
	5,159,531	3,424,687	537,408